Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid Expense and Other Assets, Current [Abstract]
Summary of Prepaid expenses and other current assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	As of December 31,
	2020	2019
Prepaid expenses	$10,854	$2,553
Prepaid inventory	6,536	—
Loans receivable	2,268	1,106
Other current assets	1,441	5,301

Prepaid expenses and other current assets	$21,099	$8,960